Disclosure of Income Statement Impact from Right of Use Assets and Lease Liabilities (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Disclosure of Income Statement Impact from Right of Use Assets and Lease Liabilities [Line Items]
Depreciation, right-of-use assets	$ 21	$ 25	$ 27
Interest expense on lease liabilities	8	8	8
Expense relating to short-term leases for which recognition exemption has been used	2	1	1
Expense relating to leases of low-value assets for which recognition exemption has been used	0	0	1
Expense relating to variable lease payments not included in measurement of lease liabilities	0	0	1
Total lease related expenses	31	34	38
Leasehold interests in land [Member]
Disclosure of Income Statement Impact from Right of Use Assets and Lease Liabilities [Line Items]
Depreciation, right-of-use assets	1	1	1
Leasehold interests in land [Member]
Disclosure of Income Statement Impact from Right of Use Assets and Lease Liabilities [Line Items]
Depreciation, right-of-use assets	14	13	13
Other property, plant and equipment [member]
Disclosure of Income Statement Impact from Right of Use Assets and Lease Liabilities [Line Items]
Depreciation, right-of-use assets	$ 6	$ 11	$ 13